Financial Instruments and Risk Management - Summary of Credit Ratings (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Moodys [Member]
Disclosure of external credit grades [Line Items]
Rating	Baa2	Baa1	Baa2
Outlook	Stable	Negative	Positive
Standard And Poor's [Member]
Disclosure of external credit grades [Line Items]
Rating	BBB+	BBB+	BBB
Outlook	Negative	Negative	Positive